Business Combinations - Additional Information (Details) - USD ($) $ in Thousands						1 Months Ended	2 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 21, 2020	Dec. 02, 2020	Oct. 23, 2020	Jun. 19, 2020	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Oct. 22, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Increase in accrued liabilities								$ 321		$ 1,224	$ 4,733	$ 1,313	$ 504		$ 735	$ 954
NuWave Acquisition
Business Acquisition [Line Items]
Business combination percentage of voting interests acquired					100.00%
Business combination equity interest issuable number of shares					2,900,000
Escrow deposit					$ 300
Escrow deposit adjustments					$ 150
Business combination, Separately recognized transactions, revenues and gains recognized									$ 13,725
Business combination, Separately recognized transactions, Net income and loss									118
NuWave Acquisition | Transaction Expenses
Business Acquisition [Line Items]
Business combination, Acquisition related costs														$ 1,662
PCI Acquisition
Business Acquisition [Line Items]
Business combination percentage of voting interests acquired				100.00%
Business combination equity interest issuable number of shares				8,142,985
Escrow deposit				$ 325
Escrow deposit adjustments				650
Increase in accrued liabilities				286
Increase in goodwill				$ 286
Business combination, Separately recognized transactions, revenues and gains recognized							$ 15,584
Business combination, Separately recognized transactions, Net income and loss							288
PCI Acquisition | Transaction Expenses
Business Acquisition [Line Items]
Business combination, Acquisition related costs														3,484
Open Solutions Acquisition
Business Acquisition [Line Items]
Business combination percentage of voting interests acquired			100.00%
Business combination equity interest issuable number of shares			2,144,812
Escrow deposit			$ 285
Escrow deposit adjustments			372
Representative expense fund			$ 150
Business combination, Separately recognized transactions, revenues and gains recognized						$ 1,855
Business combination, Separately recognized transactions, Net income and loss						64
Open Solutions Acquisition | Transaction Expenses
Business Acquisition [Line Items]
Business combination, Acquisition related costs														2,432
ProModel Acquisition
Business Acquisition [Line Items]
Business combination percentage of voting interests acquired		100.00%
Escrow deposit		$ 425
Escrow deposit adjustments		2,557
Increase in accrued liabilities		79
Increase in goodwill		$ 79
Business combination, Acquisition related costs												$ 1,662
Business combination, Separately recognized transactions, revenues and gains recognized	$ 388
Business combination, Separately recognized transactions, Net income and loss	19
ProModel Acquisition | Transaction Expenses
Business Acquisition [Line Items]
Business combination, Acquisition related costs										2,513
Business combination, transaction costs	$ 10,091					$ 10,091	$ 10,091		$ 10,091	$ 10,091				$ 10,091